Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets transfers into Level 3	$ 0	$ 55,677
Assets transfers out of Level 3	283,850	0
Investment contracts, carrying amount	77,305,738	72,088,078
Investment contracts, fair value	78,018,770	72,832,319
As Originally Reported
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, carrying amount		89,282,957
Restatement Adjustment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, carrying amount		(17,194,879)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, fair value	78,018,770	72,832,319
Fair Value, Inputs, Level 3 | As Originally Reported
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, fair value		90,027,198
Fair Value, Inputs, Level 3 | Restatement Adjustment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, fair value		(17,194,879)
Private placement | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities	$ 8,509,548	$ 6,685,280